Other Current Assets (Details) ¥ in Thousands	12 Months Ended
Jun. 30, 2024 CNY (¥)
Other Current Assets [Line Items]
Loss of fair vaule change	¥ 82,527
Cheche Technology Inc., [Member]
Other Current Assets [Line Items]
Equity interests percentage	3.1645%